EARNINGS (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Disclosure of earnings per share

	2023	2022	2021
		Restated (4)	Restated (4)
	US cents per share
Basic earnings (loss) per ordinary share	(56)	55	146
The calculation of basic earnings (loss) per ordinary share is based on (loss)/profits attributable to equity shareholders of ($235m) (2022: $233m; 2021: $614m) and
421,105,111 (2022: 420,197,062; 2021: 419,755,627) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	(56)	55	146
The calculation of diluted earnings (loss) per ordinary share is based on (loss)/profits attributable to equity shareholders of ($235m) (2022: $233m; 2021: $614m) and
421,105,111 (2022: 420,869,866; 2021: 420,056,703) shares being the diluted number of ordinary shares.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares (1)
	2023	2022	2021
Weighted average number of ordinary shares (2)	421,105,111	420,197,062	419,755,627
Dilutive potential of share options (3)	—	672,804	301,076
Diluted weighted average number of ordinary shares	421,105,111	420,869,866	420,056,703
(1)As a result of the corporate restructuring transaction, there were no changes to earnings per ordinary share for each of the financial years ended 31 December
2022 and 2021, as it was based on the ordinary shares of AngloGold Ashanti Limited, the previous parent entity.
(2)Employee compensation awards are included in basic earnings per ordinary share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.
(3)Effect of share options for 2023 is anti-dilutive.
(4)Comparative periods have been retrospectively restated. Refer to note 1.3.
10EARNINGS (LOSS) PER ORDINARY SHARE (continued)

	US Dollars
Figures in millions	2023	2022	2021
		Restated (4)	Restated (4)

Headline earnings (loss) (1)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):

Profit (loss) attributable to equity shareholders	(235)	233	614

Impairment of tangible assets, right of use assets and investment in joint venture, net	165	256	2
Impairment of tangible and right of use assets	192	315	2
Impairment of investment in joint venture	1	1	—
Taxation on impairment of tangible assets, right of use assets and investment in joint venture	(28)	(60)	—

(Profit) loss on derecognition and disposal of tangible assets, net	24	—	(12)
(Profit) loss on derecognition of assets	35	4	4
(Profit) loss on disposal of tangible assets	(6)	(4)	(17)
Taxation on derecognition and disposal of tangible assets	(5)	—	1

	(46)	489	604
	US Cents
Headline earnings (loss) per ordinary share (1)
Headline earnings (loss) per ordinary share (2)	(11)	116	144
Diluted headline earnings (loss) per ordinary share (3)	(11)	116	144
(1)The financial measures “headline (loss) earnings” and “headline (loss) earnings per share” are not calculated in accordance with IFRS. These measures, however, are calculated according to the Headline Earnings Circular 1/2023, issued by the South African Institute of Chartered Accountants (SAICA) at the
request of the JSE Limited (JSE).  These measures, however, are required to be disclosed by the JSE Listings Requirements and therefore do not constitute
Non-GAAP financial measures for purposes of the rules and regulations of the U.S. Securities and Exchange Commission (SEC) applicable to the use and disclosure of Non-GAAP financial measures. The tax effect of line items have not been disclosed if the tax is less than $1m or nil.
(2) Calculated on the basic weighted average number of ordinary shares.
(3)Calculated on the diluted weighted average number of ordinary shares.
(4)Comparative periods have been retrospectively restated. Refer to note 1.3.